Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

15. SEGMENT INFORMATION

The following table summarizes the revenues generated from different product category for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Swine vaccines	235,610	188,919	157,789	21,617
Poultry vaccines	16,370	15,430	15,506	2,124
Other vaccines	8,289	7,302	13,061	1,790
	260,269	211,651	186,356	25,531

The following table summarizes the revenues generated from different distribution channels for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Direct sales channel	207,324	159,529	121,774	16,683
Distribution network	47,845	49,623	59,854	8,200
Government tender and procurement	5,100	2,499	4,728	648
	260,269	211,651	186,356	25,531